Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN INCOME FUND
Entity Central Index Key	0000717854
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032333
Shareholder Report [Line Items]
Fund Name	Elfun Income Fund
Trading Symbol	EINFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Income Fund	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38% [1]
AssetsNet	$ 125,797,930
Holdings Count | Holding	1,090
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$125,797,930 Number of Portfolio Holdings1,090 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Security Types

Asset	%
Corporate Notes	33.1%
Agency Mortgage Backed	29.3%
U.S. Treasuries	27.9%
Short-Term Investments	18.6%
Non-Agency Collateralized Mortgage Obligations	6.2%
Agency Collateralized Mortgage Obligations	0.9%
Municipal Bonds and Notes	0.2%
Asset Backed	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/55	3.9%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	3.1%
Uniform Mortgage-Backed Security, TBA, 6.50%, due 07/01/54	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.8%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 07/01/54	2.8%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 07/01/54	2.5%
U.S. Treasury Notes, 4.30%, due 09/30/25	2.4%
U.S. Treasury Notes, 0.75%, due 01/31/28	2.4%
U.S. Treasury Notes, 4.63%, due 05/31/31	2.3%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 07/01/54	2.1%

[1]	Annualized.